PREFERRED STOCK (Details Textual) (USD $)	1 Months Ended
Sep. 22, 2011
Increased Percentage Of Sblf Funding	25.00%
Increased Amount Of Sblf Funding	$ 5,000,000
Preferred Stock, Redemption Terms	It was outstanding until redemption of all Series A Preferred Stock and Series B Preferred Stock on September 22, 2011.
Series Preferred Stock [Member]
Preferred Stock, Dividend Rate, Percentage	5.00%
Series Preferred Stock [Member] | Purchase Agreement [Member]
Preferred Stock, Liquidation Preference Per Share	$ 1,000
Preferred Stock, Liquidation Preference, Value	15,619,858
Preferred Stock, Shares Outstanding	15,540
Series B Preferred Stock [Member]
Preferred Stock, Dividend Rate, Percentage	9.00%
Series B Preferred Stock [Member] | Purchase Agreement [Member]
Preferred Stock, Liquidation Preference Per Share	$ 1,000
Preferred Stock, Liquidation Preference, Value	784,187
Preferred Stock, Shares Outstanding	777
Series C Preferred Stock [Member] | Purchase Agreement [Member]
Shares, Issued	20,000
Preferred Stock, Liquidation Preference Per Share	$ 1,000
Preferred Stock, Liquidation Preference, Value	$ 20,000,000
Preferred Stock Dividend Rate Description	based upon changes in the level of "Qualified Small Business Lending" or "QSBL" (as defined in the Purchase Agreement) by the Bank. Based upon the increase in the Bank's level of QSBL over the baseline level calculated under the terms of the Purchase Agreement, the dividend rate for the initial dividend period was set at one percent (1%). For the second through ninth calendar quarters, the dividend rate may be adjusted to between one percent (1%) and five percent (5%) per annum, to reflect the amount of change in the Bank's level of QSBL. If the level of the Bank's qualified small business loans declines so that the percentage increase in QSBL as compared to the baseline level is less than 10%, then the dividend rate payable on the Series C Preferred Stock would increase. For the tenth calendar quarter through four and one half years after issuance, the dividend rate will be fixed at between one percent (1%) and seven percent (7%) based upon the increase in QSBL as compared to the baseline. After four and one half years from issuance, the dividend rate will increase to nine percent (9%). In addition, beginning on January 1, 2014, and on all Series C Preferred Stock dividend payment dates thereafter ending on April 1, 2016, the Company will be required to pay to the Secretary, on each share of Series C Preferred Stock, but only out of assets legally available, a fee equal to 0.5% of the liquidation amount per share of Series C Preferred Stock.
Redemption Price Description	100% of the liquidation amount plus accrued but unpaid dividends to the date of redemption